Assets classified as held for sale (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		$ 5,479		$ 8,214
Goodwill		1,635	17,697	18,269	$ 25,794
Inventories	$ 1,540	1,646	2,115	1,887
Property, plant and equipment	415	439	3,742	3,743
Trade and other receivables	$ 10,200	200
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Goodwill		210		5,289
Inventories		657
Property, plant and equipment		2,040		629
Trade and other receivables		2,366		$ 239
Disposal groups classified as held for sale [member] | Kenshaw electrical pty limited [member]
IfrsStatementLineItems [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		5,500
Goodwill		200
Inventories		700
Property, plant and equipment		2,100
Trade and other receivables		$ 2,400